Consolidated Balance Sheets (Parentheticals) - shares	Mar. 31, 2024	Mar. 31, 2023
Statement of Financial Position [Abstract]
Common stock, shares issued	35,550,000	32,500,000
Common stock, shares outstanding	35,550,000	32,500,000